ING VARIABLE PORTFOLIOS, INC.

ING Australia Index Portfolio ("Portfolio")

Supplement dated August 12, 2011

to the Portfolio's Adviser Class Prospectus and Class I Prospectus

(each a "Prospectus" and collectively "Prospectuses")

each dated April 29, 2011

On August 3, 2011, the Portfolio's Board of Directors approved allocating certain licensing fees to ING Australia Index Portfolio pursuant to a licensing agreement with Standard & Poor's Financial Services LLC. Effective immediately, the Portfolio's Prospectuses are revised as follows:

1.	The tables and footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the summary section of the Portfolio's Prospectuses are hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses	1.32%
Waivers and Reimbursements[2]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.97%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to waive 0.25% of the management fee through May 1, 2014. The administrator is contractually obligated to waive the administrative services fee through May 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after May 1, 2014. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses	0.82%
Waivers and Reimbursements[2]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.47%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to waive 0.25% of the management fee through May 1, 2014. The administrator is contractually obligated to waive the administrative services fee through May 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after May 1, 2014. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

2.	The tables in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the summary section of the Portfolio's Prospectuses are hereby deleted in their entirety and replaced with the following:

		1 Yr	3 Yrs
Class ADV	$	99	345

		1 Yr	3 Yrs
Class I	$	48	188

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE